CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share capital [Member]	Warrants [Member]	Share-based Payment Reserve [Member]	Share to be Issued [Member]	Deficit [Member]	Total
Beginning balance at Mar. 31, 2020	$ 40,211,736	$ 331,415	$ 1,599,609	$ 472,500	$ (16,904,177)	$ 25,711,083
Beginning balance (shares) at Mar. 31, 2020	80,405,791
Issuance of units	$ 1,779,015	270,985				2,050,000
Issuance of units (shares)	3,416,666
Unit issue costs	$ (37,661)					(37,661)
Issuance of shares for debt	$ 45,200					45,200
Issuance of shares for debt (shares)	115,711
Stock options exercised	$ 613,033		(242,167)			370,866
Stock options exercised (shares)	653,333
Warrants exercised	$ 1,190,629	(195,136)				995,493
Warrants exercised (shares)	1,608,348
Recognition of stock-based compensation			2,195,957			2,195,957
Stock options expired			(283,000)		283,000
Net loss and comprehensive loss for the year					(3,868,650)	(3,868,650)
Ending balance at Mar. 31, 2021	$ 43,801,952	407,264	3,270,399	472,500	(20,489,827)	27,462,288
Ending balance (shares) at Mar. 31, 2021	86,199,849
Issuance of units	$ 3,589,111	748,887				4,337,998
Issuance of units (shares)	1,735,199
Unit issue costs	$ (44,850)	(18,514)				(63,364)
Unit issue costs (shares)	(15,592)
Issuance of shares	$ 33,014,082					33,014,082
Issuance of shares (shares)	6,348,864
Share issue costs	$ (1,592,488)					(1,592,488)
Issuance of shares for debt	$ 50,000					50,000
Issuance of shares for debt (shares)	19,157
Stock options exercised	$ 690,534		(283,567)			406,967
Stock options exercised (shares)	673,333
Warrants exercised	$ 5,999,423	(1,133,008)				4,866,415
Warrants exercised (shares)	4,256,064
Warrants issue costs	$ (13,498)					(13,498)
Share purchase warrants expired		$ (4,629)			4,629
Recognition of stock-based compensation			4,774,709			4,774,709
Net loss and comprehensive loss for the year					(38,694,048)	(38,694,048)
Ending balance at Mar. 31, 2022	$ 85,494,266		$ 7,761,541	$ 472,500	$ (59,179,246)	$ 34,549,061
Ending balance (shares) at Mar. 31, 2022	99,248,058